--------------------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset             Harold J. Schaaff, Jr.
Management Inc. and Morgan Stanley                      VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Rene J. Feuerman
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
--------------------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           U.S. EQUITY PLUS PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The U.S. Equity Plus Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers in the S&P 500 Index. Equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks.

The Portfolio investment process utilizes systematic quantitative and qualitative inputs. The quantitative inputs include several proprietary valuation and momentum models, as well as a market conditions model. The qualitative inputs include stock ratings from Morgan Stanley's Equity Research analysts. These inputs are combined in a systematic way to produce an attractiveness measure for every stock in the Portfolio investment universe. The Portfolio is designed to have consistently higher returns than the S&P 500 with a volatility of portfolio return that is approximately equal

PERFORMANCE COMPARED TO THE S&P 500 INDEX(1)
----------------------------------------------------

                                                   TOTAL RETURNS(2)
                                             ----------------------------
                                                                 SINCE
                                                   YTD         INCEPTION
                                             ---------------  -----------
PORTFOLIO--CLASS A(3)......................       12.12  %       16.54  %
PORTFOLIO--CLASS B(3)......................       12.12          16.53
S&P 500 INDEX..............................       13.95          16.73

1.  The S&P 500 Index is an unmanaged index of common stocks.
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.
3.  The Portfolio commenced operations on July 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

to that of the S&P 500. This is sought by using a multi-factor risk model for building the Portfolio and by maintaining sector neutrality with respect to the S&P 500 Index. The active exposure to any single company is also kept to a modest level.

For the three months ended March 31, 1998, the Portfolio had a total return of 12.12% for the Class A shares and 12.12% for the Class B shares compared to 13.95% for the S&P 500 Index (the "Index"). For the period from inception on July 31, 1997 to March 31, 1998, the Portfolio had a total return of 16.54% for Class A shares and 16.53% for Class B shares compared to 16.73% for the Index.

After a year like 1997 with large-capitalization U.S. equities returning over 30%, most market participants expected stocks to take a breather during the first quarter of 1998. Instead stocks roared ahead posting double-digit gains in spite of collapsing corporate earnings expectations.

The Portfolio is sector neutral to the S&P 500, so sector weights had no impact on incremental performance. The performance of a sector in the Portfolio is completely driven by stock selection (and relative weights) within the sector. Based on stock selection, our best performing sectors were banking, basic industries, insurance and electric utilities. Our worst performing sectors were technology, consumer non-durables, consumer services and telephones.

Virtually all of the differential performance between the Portfolio and the benchmark came from active stock selection. The five largest contributions to our performance relative to the S&P 500 came from the following stocks: 1) Becton Dickinson, which manufactures and sells a broad line of medical supplies, devices and diagnostics, rose by 36% on impressive earnings despite severe foreign exchange translation impacts. 2) McDonalds, the worldwide fast-food system of restaurants, posted a healthy 25% gain as the company announced plans to restructure operations, cut costs and install a high-tech cooking system. 3) Royal Dutch

Petroleum, a company involved in all phases of the petroleum industry from exploration to final processing, put in a very meager performance for the quarter as crude prices dropped to a four-year low and as demand in Europe and the U.S. sagged. An underweight position in Royal Dutch contributed to our performance. 4) Likewise, global research-based pharmaceutical producer Eli Lilly & Co. experienced a 14% drop during the quarter. Our underweight position in the stock was rewarded as concerns about Lilly's new breast cancer drug hurt expected 1998 earnings. 5) Chase Manhattan, a diversified global financial service provider, had a stellar quarter, returning 23% as investors responded to a continuing flow of news on a favorable outlook for earnings growth.

On the other side, the five most negative contributions to our performance relative to the S&P 500 came from the following stocks: 1) Philip Morris, a diversified consumer packaged goods company, fell 7% on pending legislation imposing higher prices and stricter regulations on tobacco products. 2) Lucent Technologies, which designs, develops and manufactures communications systems, had a tremendous quarter. Our underweight position in Lucent proved costly as a stock split and reports of robust capital spending on Lucent products set its shares soaring. 3) Likewise, Dell Computers Corporation, an integrated computer systems company, returned 61%. An underweight position in Dell was hurt by its strong performance due to its low cost structure and aggressive inventory management. 4) Sun Inc., a petroleum and petrochemical company, posted a meager 2% drop reflecting the impact of lower refining margins and refinery downtime.
5) Raychem, a supplier of high performance industrial products, also experienced a difficult quarter. Its stock price was weighed down by analysts' fears about the company's economic and currency exposures to Asia.

Overall, the first quarter of 1998 was a terrific period for U.S. equities. While two aspects of the investment environment remained friendly to stocks during the quarter, namely moderate economic expansion and supportive interest rates, a third aspect of the environment, earnings estimates, turned hostile. Normally this is bad news for stocks, however, market participants apparently feel that SOMETHING IS DIFFERENT THIS TIME. In spite of the plummeting earnings expectations stock prices advanced rapidly on the back of a strong level of purchases from mutual funds, corporate takeover activity and corporate share repurchases. As we move into the second quarter, we believe the economy will continue to expand at a moderate rate, the rate of capital appreciation on stocks will begin to ease and the negative sentiment on corporate earnings will partially rebound. If this scenario does indeed unfold, a more normal relationship between corporate earnings and stock prices should return. This should bode well for our approach to security selection and the performance of the Portfolio.

Narayan Ramachandran
PORTFOLIO MANAGER

Eugene Flood
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
COMMON STOCK (98.6%)
 BASIC MATERIALS (5.1%)
   ALUMINUM (0.4%)
          1,600    Aluminum Company of America          $     110
                                                        ---------
   CHEMICALS (1.5%)
          3,700    E.I. Du Pont De Nemours & Co.              252
          1,300    Rohm & Haas Co.                            134
          1,000    Union Carbide Corp.                         50
                                                        ---------
                                                              436
                                                        ---------
   CHEMICALS (DIVERSIFIED) (1.2%)
          1,000    Engelhard Corp.                             19
          3,900    Goodrich (BF) Co.                          199
          2,300    Monsanto Co.                               120
                                                        ---------
                                                              338
                                                        ---------
   CHEMICALS (SPECIALTY) (0.2%)
          1,200    Hercules, Inc.                              59
                                                        ---------
   CONTAINERS & PACKAGING (PAPER) (0.5%)
          2,900    Bemis Company, Inc.                        131
                                                        ---------
   IRON & STEEL (1.2%)
          4,000    Allegheny Teledyne, Inc.                   112
          5,700    USX - U.S. Steel Group, Inc.               215
                                                        ---------
                                                              327
                                                        ---------
   PAPER & FOREST (0.1%)
            300    Mead Corp.                                  11
            500    Weyerhauser Co.                             28
                                                        ---------
                                                               39
                                                        ---------
 TOTAL BASIC MATERIALS                                      1,440
                                                        ---------
 CAPITAL GOODS (10.9%)
   AEROSPACE/DEFENSE (1.5%)
          6,100    Boeing Co.                                 318
          1,000    Lockheed Martin Corp.                      112
                                                        ---------
                                                              430
                                                        ---------
   ELECTRICAL EQUIPMENT (2.2%)
          2,600    AMP, Inc.                                  114
          2,800    General Electric Co.                       241
          4,700    Raychem, Corp.                             195
            900    Thomas & Betts Corp.                        58
                                                        ---------
                                                              608
                                                        ---------
   ENGINEERING & CONSTRUCTION (0.5%)
          4,500    Foster Wheeler Corp.                       138
                                                        ---------

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
   MACHINERY (DIVERSIFIED) (2.5%)
          5,200    Caterpillar, Inc.                    $     286
            500    Cincinnati Milacron, Inc.                   16
            600    Cooper Industries, Inc.                     36
          4,300    Deere & Co.                                267
          2,700    Timken Co.                                  91
                                                        ---------
                                                              696
                                                        ---------
   MANUFACTURING (DIVERSIFIED) (3.8%)
            900    Aeroquip-Vickers, Inc.                      52
          4,300    Johnson Controls, Inc.                     261
          1,200    Tenneco, Inc.                               51
          1,100    Textron, Inc.                               85
          6,100    Tyco International Ltd.                    333
          3,100    United Technologies Corp.                  286
                                                        ---------
                                                            1,068
                                                        ---------
   OFFICE EQUIPMENT & SUPPLIES (0.3%)
            800    Xerox Corp.                                 85
                                                        ---------
   TRUCKS & PARTS (0.1%)
            400    Cummins Engine Co., Inc.                    22
                                                        ---------
 TOTAL CAPITAL GOODS                                        3,047
                                                        ---------
 COMMUNICATION SERVICES (6.4%)
   TELECOMMUNICATIONS (LONG DISTANCE) (1.6%)
          7,000    AT&T Corp.                                 460
                                                        ---------
   TELEPHONE (4.8%)
          6,000    Alltel Corp.                               262
          1,700    Ameritech Corp.                             84
          1,300    Bell Atlantic Corp.                        133
          3,500    Bellsouth Corp.                            237
          7,600    GTE Corp.                                  455
          2,000    SBC Communications, Inc.                    87
          1,500    U.S. West Communications Group              82
                                                        ---------
                                                            1,340
                                                        ---------
 TOTAL COMMUNICATION SERVICES                               1,800
                                                        ---------
 CONSUMER CYCLICALS (9.7%)
   AUTO PARTS & EQUIPMENT (0.9%)
          2,700    Dana Corp.                                 157
            100    Goodyear Tire & Rubber Co.                   7
          1,800    ITT Industries, Inc.                        69
            500    TRW, Inc.                                   28
                                                        ---------
                                                              261
                                                        ---------

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
   AUTOMOBILES (1.6%)
          7,000    Chrysler Corp.                       $     291
            900    Ford Motor Co.                              58
          1,600    General Motors Corp.                       108
                                                        ---------
                                                              457
                                                        ---------
   BUILDING MATERIALS (0.5%)
          1,700    Armstrong World Industries, Inc.           147
                                                        ---------
   CONSUMER (JEWELRY, NOVELTIES & GIFTS) (0.6%)
          7,400    Jostens, Inc.                              178
                                                        ---------
   LODGING - HOTELS (0.1%)
            700    Hilton Hotels Corp.                         22
                                                        ---------
   PHOTOGRAPHY/IMAGING (0.1%)
            400    Polaroid Corp.                              18
                                                        ---------
   PUBLISHING (0.4%)
          1,600    McGraw-Hill Cos., Inc.                     122
                                                        ---------
   RETAIL (BUILDING SUPPLIES) (1.5%)
          6,000    Home Depot, Inc.                           405
                                                        ---------
   RETAIL (DEPARTMENT STORES) (0.0%)
            100    J.C. Penney Co., Inc.                        7
                                                        ---------
   RETAIL (GENERAL MERCHANDISE) (1.9%)
            900    Dayton Hudson Corp.                         79
          3,900    Sears Roebuck & Co.                        224
          4,400    Wal-Mart Stores, Inc.                      223
                                                        ---------
                                                              526
                                                        ---------
   RETAIL (SPECIALTY) (0.3%)
          1,600    TJX Cos., Inc.                              72
                                                        ---------
   SERVICES (ADVERTISING/MARKETING) (1.4%)
          6,100    Interpublic Group of Cos., Inc.            379
                                                        ---------
   SERVICES (COMMERCIAL & CONSUMER) (0.3%)
          5,600    Laidlaw, Inc.                               89
                                                        ---------
   TEXTILES (APPAREL) (0.1%)
            700    Russell Corp.                               19
                                                        ---------
 TOTAL CONSUMER CYCLICALS                                   2,702
                                                        ---------
 CONSUMER STAPLES (14.8%)
   BEVERAGES (ALCOHOLIC) (0.0%)
            100    Brown-Forman Corp., Class B                  5
                                                        ---------
   BEVERAGES (NON-ALCOHOLIC) (2.7%)
          8,400    Coca Cola Co.                              650
          2,500    PepsiCo, Inc.                              107
                                                        ---------
                                                              757
                                                        ---------
   DISTRIBUTORS (FOOD & HEALTH) (0.6%)
          3,800    SUPERVALU, Inc.                            177
                                                        ---------
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
   ENTERTAINMENT (1.1%)
          2,800    The Walt Disney Co.                  $     299
                                                        ---------
   FOODS (1.0%)
            400    Bestfoods                                   47
          1,300    Campbell Soup Co.                           74
          2,300    Sara Lee Corp.                             142
                                                        ---------
                                                              263
                                                        ---------
   HOUSEHOLD PRODUCTS (NON-DURABLES) (3.2%)
            600    Clorox Co.                                  51
            800    Fort James Corp.                            37
          2,000    Kimberly-Clark Corp.                       100
          8,500    Procter & Gamble Co.                       717
                                                        ---------
                                                              905
                                                        ---------
   HOUSEWARES (0.7%)
          4,500    Fortune Brands, Inc.                       179
            100    Tupperware Corp.                             3
                                                        ---------
                                                              182
                                                        ---------
   RESTAURANTS (1.4%)
          6,500    McDonald's Corp.                           390
                                                        ---------
   SPECIALTY PRINTING (1.2%)
          4,600    Deluxe Corp.                               152
         12,300    John H. Harland Co.                        191
                                                        ---------
                                                              343
                                                        ---------
   TOBACCO (2.9%)
         16,900    Philip Morris Cos., Inc.                   705
          3,200    UST, Inc.                                  103
                                                        ---------
                                                              808
                                                        ---------
 TOTAL CONSUMER STAPLES                                     4,129
                                                        ---------
 ENERGY (7.3%)
   OIL & GAS (DRILLING) (1.0%)
          3,500    Baker Hughes, Inc.                         141
          2,600    Halliburton Co.                            130
                                                        ---------
                                                              271
                                                        ---------
   OIL & GAS (REFINING & MARKETING) (1.2%)
          8,200    Sun Co., Inc.                              335
                                                        ---------
   OIL (DOMESTIC INTEGRATED) (1.6%)
          2,700    Pennzoil Co.                               174
          7,300    USX-Marathon Group                         275
                                                        ---------
                                                              449
                                                        ---------
   OIL (INTERNATIONAL INTEGRATED) (3.5%)
          1,500    Amoco Corp.                                130
          7,300    Chevron Corp.                              586
          3,300    Mobil Corp.                                253

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
   OIL (INTERNATIONAL INTEGRATED) (CONTINUED)
            100    Texaco, Inc.                         $       6
                                                        ---------
                                                              975
                                                        ---------
 TOTAL ENERGY                                               2,030
                                                        ---------
 FINANCIAL (19.0%)
   BANKS (MAJOR REGIONAL) (3.0%)
          4,900    Banc One Corp.                             310
          1,300    BankBoston Corp.                           143
          1,200    Fleet Financial Group, Inc.                102
            900    Huntington Bancshares, Inc.                 33
          1,200    KeyCorp                                     45
          2,300    National City Corp.                        169
            300    Republic New York Corp.                     40
                                                        ---------
                                                              842
                                                        ---------
   BANKS (MONEY CENTER) (6.7%)
          6,200    BankAmerica Corp.                          512
          4,100    Chase Manhattan Corp.                      553
          2,500    Citicorp                                   355
          2,300    First Union Corp.                          131
          4,500    NationsBank Corp.                          328
                                                        ---------
                                                            1,879
                                                        ---------
   CONSUMER FINANCE (0.9%)
          8,900    Green Tree Financial Corp.                 253
                                                        ---------
   FINANCIAL (DIVERSIFIED) (2.2%)
          3,500    American Express Co.                       321
            700    Federal National Mortgage
                    Association                                44
            900    MBIA, Inc.                                  70
          4,000    SunAmerica, Inc.                           192
                                                        ---------
                                                              627
                                                        ---------
   INSURANCE (MULTI-LINE) (3.5%)
          1,700    American International Group, Inc.         214
          1,100    CIGNA Corp.                                226
          4,300    Hartford Financial Service Group,
                    Inc.                                      467
          1,200    Travelers Group, Inc.                       72
                                                        ---------
                                                              979
                                                        ---------
   INSURANCE (PROPERTY - CASUALTY) (1.4%)
          2,400    Allstate Corp.                             221
            900    Chubb Corp.                                 71
            300    General Re Corp.                            66
            500    SAFECO Corp.                                27
                                                        ---------
                                                              385
                                                        ---------
   INVESTMENT BANKING & BROKERAGE (1.1%)
          3,800    Merrill Lynch & Co.                        315
                                                        ---------
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
   SAVINGS & LOANS (0.2%)
            700    Washington Mutual, Inc.              $      50
                                                        ---------
 TOTAL FINANCIAL                                            5,330
                                                        ---------
 HEALTH CARE (10.4%)
   HEALTH CARE (DIVERSIFIED) (5.4%)
          3,700    American Home Products Corp.               353
          3,900    Bristol-Myers Squibb Co.                   407
         10,400    Johnson & Johnson                          762
                                                        ---------
                                                            1,522
                                                        ---------
   HEALTH CARE (DRUGS - MAJOR PHARMS) (2.0%)
          5,600    Pfizer, Inc.                               558
                                                        ---------
   HEALTH CARE (HOSPITAL MANAGEMENT) (0.0%)
            300    Columbia/HCA Healthcare Corp.               10
                                                        ---------
   HEALTH CARE (LONG-TERM CARE) (0.7%)
          5,000    Manor Care, Inc.                           185
                                                        ---------
   HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) (2.3%)
          3,800    Baxter International, Inc.                 209
          5,800    Becton Dickinson & Co.                     395
            700    U.S. Surgical Corp.                         23
                                                        ---------
                                                              627
                                                        ---------
 TOTAL HEALTH CARE                                          2,902
                                                        ---------
 TECHNOLOGY (10.7%)
   COMMUNICATION EQUIPMENT (1.0%)
          2,400    Harris Corp.                               125
            500    Lucent Technologies, Inc.                   64
            200    Motorola, Inc.                              12
          1,200    Northern Telecom Ltd.                       78
                                                        ---------
                                                              279
                                                        ---------
   COMPUTERS (HARDWARE) (3.6%)
          8,100    Compaq Computer Corp.                      210
          4,500    Hewlett Packard Co.                        285
          3,400    International Business Machines
                    Corp.                                     353
          3,600    Sun Microsystems, Inc.                     150
                                                        ---------
                                                              998
                                                        ---------
   COMPUTERS (PERIPHERALS) (0.5%)
          4,100    EMC Corp.                                  155
                                                        ---------
   COMPUTERS (SOFTWARE & SERVICES) (3.7%)
            700    Adobe Systems, Inc.                         32
          2,200    Autodesk, Inc.                              95
          2,200    Computer Associates International,
                    Inc.                                      127
          8,700    Microsoft Corp.                            779
                                                        ---------
                                                            1,033
                                                        ---------
   ELECTRONICS (DEFENSE) (0.1%)
            500    Raytheon Co., Class B                       29
                                                        ---------

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
   ELECTRONICS (INSTRUMENTATION) (0.2%)
            100    Perkin-Elmer Corp.                   $       7
            900    Tektronix, Inc.                             40
                                                        ---------
                                                               47
                                                        ---------
   ELECTRONICS (SEMICONDUCTORS) (1.2%)
          4,400    Intel Corp.                                343
                                                        ---------
   EQUIPMENT (SEMICONDUCTORS) (0.4%)
          3,200    Applied Materials, Inc.                    113
                                                        ---------
 TOTAL TECHNOLOGY                                           2,997
                                                        ---------
 TRANSPORTATION (1.2%)
   AIR FREIGHT (0.0%)
            200    FDX Corp.                                   14
                                                        ---------
   AIRLINES (0.5%)
            200    AMR Corp.                                   29
          1,000    Delta Air Lines, Inc.                      118
                                                        ---------
                                                              147
                                                        ---------
   RAILROADS (0.7%)
          1,300    Burlington Northern Santa Fe Corp.         135
            300    CSX Corp.                                   18
            600    Union Pacific Corp.                         34
                                                        ---------
                                                              187
                                                        ---------
 TOTAL TRANSPORTATION                                         348
                                                        ---------
 UTILITIES (3.1%)
   ELECTRIC COMPANIES (2.5%)
            700    Cinergy Corp.                               26
          1,700    Entergy Corp.                               51
         11,800    PECO Energy Co.                            261
          1,100    PG&E Corp.                                  36
          6,800    Southern Co.                               188
          2,200    Texas Utilities Co.                         87
          1,400    Unicom Corp.                                49
                                                        ---------
                                                              698
                                                        ---------
   NATURAL GAS (0.6%)
          1,100    Coastal Corp.                               72
            400    Columbia Energy Group                       31
          1,300    Enron Corp.                                 60
                                                        ---------
                                                              163
                                                        ---------
 TOTAL UTILITIES                                              861
                                                        ---------
TOTAL COMMON STOCKS (Cost $25,054)                         27,586
                                                        ---------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
SHORT-TERM INVESTMENT (1.4%)
 REPURCHASE AGREEMENT (1.4%)
$           400    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/1/98, to be
                    repurchased at $400,
                    collateralized by U.S. Treasury
                    Bills, due 6/11/98, valued at
                    $415
                    (Cost $400)                         $     400
                                                        ---------
TOTAL INVESTMENTS (100.0%) (Cost $25,454)                  27,986
                                                        ---------
OTHER ASSETS AND LIABILITIES (0.0%)
  Other Assets                                                492
  Liabilities                                                (491)
                                                        ---------
                                                                1
                                                        ---------
NET ASSETS (100%)                                       $  27,987
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                                $26,790
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,316,529 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $11.56
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                 $1,197
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 103,527 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $11.56
                                                        ---------
                                                        ---------